SUPPLEMENTAL FINANCIAL INFORMATION - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 460	$ 377
Work in process	196	185
Finished goods	1,260	1,091
Inventories	$ 1,916	$ 1,653